LOANS RECEIVABLE - Summary of loans receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LOANS RECEIVABLE
Total personal loans	$ 49,002	$ 43,346
Allowance for credit losses	(11,473)	(10,973)	$ (11,263)	$ (11,180)
Loans receivable, net	$ 37,529	$ 32,373